Operating Loss - Summary of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Depreciation of property, plant and equipment	£ 411	£ 476	£ 452
Amortization of intangibles	16	20	30
Charge for the year in respect of share-based payments	8,632	4,395	584
(Gain)/loss on disposal of property, plant and equipment		(3)	2
Short lease payments on premises	332	347	374
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	403	284	105
- other assurance services	£ 180	£ 431	£ 554